PSF PGIM JENNISON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 96.8%
Common Stocks
Aerospace & Defense — 3.3%
Airbus SE (France)	101,658	$18,728,332
Boeing Co. (The)*	80,392	15,514,852
RTX Corp.	224,618	21,906,994
		56,150,178
Automobile Components — 0.7%
Aptiv PLC*	159,716	12,721,379
Automobiles — 1.8%
General Motors Co.	674,804	30,602,361
Banks — 12.7%
Bank of America Corp.	1,397,229	52,982,924
JPMorgan Chase & Co.	374,389	74,990,117
PNC Financial Services Group, Inc. (The)	278,741	45,044,546
Truist Financial Corp.	1,109,723	43,257,002
		216,274,589
Beverages — 1.4%
PepsiCo, Inc.	136,459	23,881,690
Biotechnology — 3.2%
AbbVie, Inc.	191,338	34,842,650
Amgen, Inc.	70,017	19,907,233
		54,749,883
Building Products — 1.2%
Johnson Controls International PLC	315,064	20,579,980
Capital Markets — 4.2%
Blackstone, Inc.	213,483	28,045,262
Goldman Sachs Group, Inc. (The)	106,123	44,326,516
		72,371,778
Chemicals — 3.9%
DuPont de Nemours, Inc.(a)	244,121	18,716,757
Linde PLC	102,789	47,726,989
		66,443,746
Communications Equipment — 1.6%
Cisco Systems, Inc.	554,486	27,674,396
Consumer Staples Distribution & Retail — 2.5%
Walmart, Inc.	696,426	41,903,952
Electric Utilities — 1.5%
PG&E Corp.	1,506,903	25,255,694
Entertainment — 0.5%
Walt Disney Co. (The)	70,917	8,677,404
Food Products — 0.9%
Hershey Co. (The)	81,341	15,820,825
Ground Transportation — 1.2%
Union Pacific Corp.	84,922	20,884,867
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	117,933	13,404,265
GE HealthCare Technologies, Inc.	270,710	24,610,246
		38,014,511
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services — 2.6%
Centene Corp.*	226,000	$17,736,480
Cigna Group (The)(a)	74,389	27,017,341
		44,753,821
Hotels, Restaurants & Leisure — 1.5%
McDonald’s Corp.	89,424	25,213,097
Household Products — 1.7%
Procter & Gamble Co. (The)	176,642	28,660,164
Industrial Conglomerates — 1.5%
General Electric Co.	148,136	26,002,312
Insurance — 6.1%
Chubb Ltd.	188,353	48,807,913
Marsh & McLennan Cos., Inc.	109,819	22,620,518
MetLife, Inc.	431,911	32,008,924
		103,437,355
Interactive Media & Services — 2.6%
Alphabet, Inc. (Class A Stock)*	76,598	11,560,936
Meta Platforms, Inc. (Class A Stock)	65,621	31,864,245
		43,425,181
Machinery — 4.2%
Fortive Corp.	215,433	18,531,547
Otis Worldwide Corp.(a)	280,972	27,892,091
Parker-Hannifin Corp.	45,898	25,509,649
		71,933,287
Multi-Utilities — 3.2%
CenterPoint Energy, Inc.	813,746	23,183,624
NiSource, Inc.	1,107,381	30,630,158
		53,813,782
Office REITs — 2.2%
Alexandria Real Estate Equities, Inc.	293,421	37,824,901
Oil, Gas & Consumable Fuels — 7.9%
Chevron Corp.	224,987	35,489,449
ConocoPhillips	222,834	28,362,311
Exxon Mobil Corp.	369,965	43,004,732
Williams Cos., Inc. (The)	706,770	27,542,827
		134,399,319
Passenger Airlines — 0.9%
Delta Air Lines, Inc.(a)	334,234	15,999,782
Pharmaceuticals — 5.5%
AstraZeneca PLC (United Kingdom), ADR	447,575	30,323,207
Bristol-Myers Squibb Co.	484,170	26,256,539
Eli Lilly & Co.	46,669	36,306,615
		92,886,361
Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc.*	169,584	30,608,216
Broadcom, Inc.	22,858	30,296,222
Intel Corp.	250,546	11,066,617
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PSF PGIM JENNISON VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Lam Research Corp.	18,982	$18,442,341
		90,413,396
Software — 4.3%
Microsoft Corp.	93,540	39,354,149
Oracle Corp.	102,693	12,899,268
Salesforce, Inc.	71,336	21,484,976
		73,738,393
Specialized REITs — 1.1%
Gaming & Leisure Properties, Inc.	388,437	17,895,293
Specialty Retail — 0.8%
Lowe’s Cos., Inc.	51,807	13,196,797
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	63,663	10,916,931
Dell Technologies, Inc. (Class C Stock)	285,858	32,619,257
		43,536,188

Total Long-Term Investments (cost $989,918,108)		1,649,136,662
Short-Term Investments — 8.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	53,119,548	53,119,548
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $87,463,505; includes $87,031,202 of cash collateral for securities on loan)(b)(wb)	87,503,955	87,460,203

Total Short-Term Investments (cost $140,583,053)		140,579,751

TOTAL INVESTMENTS—105.1% (cost $1,130,501,161)		1,789,716,413

Liabilities in excess of other assets — (5.1)%		(86,232,687)

Net Assets — 100.0%		$1,703,483,726

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $85,114,875; cash collateral of $87,031,202 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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